Business Combinations	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Business Combinations [Abstract]
Business Combinations

(3) Business Combinations

SunPower Acquisition

On September 30, 2024, commencing the Company’s fourth quarter of fiscal 2024, the Company completed the acquisition of certain assets and assumption of certain liabilities from SunPower Debtors for an aggregate cash consideration paid of $54.5 million, net of $1.0 million of cash acquired. Prior to its declaration of bankruptcy SunPower Debtors was a solar technology and energy services provider that offered fully integrated solar, storage, and home energy solutions to customers in the United States through an array of hardware, software, and “Smart Energy” solutions. The financial results of the SunPower Acquisition have been included in the Company’s unaudited condensed consolidated financial statements since the date of the SunPower Acquisition. This transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations.

Transaction costs incurred in connection with the close of the SunPower Acquisition totaled $7.2 million and were expensed by the Company and included in general and administrative expenses within the fourth quarter of the Company’s fiscal year ended December 29, 2024.

The fair values of assets acquired and liabilities assumed were based upon a preliminary valuation. Consistent with previous disclosures, the Company disclosed that further adjustments to the Company’s inventory were expected in the thirty-nine week period ended September 28, 2025.  As of September 28, 2025, the Company finalized the fair value of the assets acquired and liabilities assumed. The inventory acquired related to 1) work-in-progress at various stages of completion as of the acquisition date for which further analysis was required in order to determine which systems could be sold to a financing partner (for which the remaining units determined to be sellable to that partner were resolved during the thirteen-weeks ended September 28, 2025) and 2) completed systems that were acquired as of the acquisition date for which uncertainty existed due to unsettled matters with the SunPower Bankruptcy Estate (which were resolved in connection with the Company’s settlement  with the SunPower Bankruptcy Estate). The final determination of the fair values of the inventory and intangibles upon settlement of these matters resulted in a revision to the inventory and intangibles with the offsetting adjustment to goodwill during the measurement period. The Company concluded that the finalization of the measurement period adjustment resulted in the recognition of $2.2 million of costs of goods in the thirteen week period ended September 28, 2025 that would have been recognized in the thirteen week period ended June 29, 2025 (which the Company concluded was not material to the financial statements for the thirteen- and thirty-nine week periods ended September 28, 2025).

The following table summarizes the provisional and final fair values of identifiable assets acquired and liabilities assumed and measurement period adjustments (in thousands):

	Provisional fair values	Measurement period adjustment	Final fair values as of September 28, 2025
Net assets acquired:
Cash	$1,000	$—	$1,000
Accounts receivable	16,614	—	16,614
Inventories	27,706	20,682	48,388
Prepaid expenses and other current assets	2,219	—	2,219
Property and equipment	5,867	—	5,867
Operating lease right-of-use assets	2,506	—	2,506
Other noncurrent assets	541	—	541
Intangibles	18,100	(2,206)	15,894
Deferred revenue	(7,361)	—	(7,361)
Accounts payable	(5,270)	—	(5,270)
Accrued expenses and other current liabilities	(13,955)	—	(13,955)
Operating lease liabilities	(2,963)	—	(2,963)
Other long-term liabilities	(8,980)	—	(8,980)
Fair value of net tangible assets acquired	36,024	18,476	54,500
Goodwill recognized	18,476	(18,476)	—
Consideration transferred	$54,500	$—	$54,500

Sunder Energy LLC Acquisition

On September 24, 2025 (“Closing”), the Company completed the acquisition of all assets and assumption of all liabilities of the Membership Interests of Sunder for aggregate consideration of $57.8 million. Sunder is a solar sales company. The Company acquired Sunder as a strategic acquisition to expand its overall market share and its penetration into more U.S. states. Per the terms of the MIPA, the Company acquired all of the outstanding membership interest of Sunder for (1) $20.7 million in cash, subject to certain working capital and other adjustments; (2) a promissory note to the Member in the principal amount of $20.0 million (“Seller Note”); (3) and 10.0 million shares of the Company’s common stock (valued at the closing share price on September 24, 2025, of $1.71 per share), consisting of (i) 3,333,334 shares of the Company’s common stock and (ii) subject to approval of such issuances by the Company’s stockholders, (x) an additional 3,333,333 shares of the Company’s common stock to be issued on the 12-month anniversary of the Closing and (y) a further 3,333,333 shares of the Company’s common stock to be issued on the 18-month anniversary of the Closing (“Deferred Consideration Shares”). In lieu of issuing the Deferred Consideration Shares, the Company, in its sole discretion, may elect to pay the Member a cash payment equal to the number of Deferred Consideration Shares otherwise issuable by the Company multiplied by the volume-weighted average price of the Company’s common stock as quoted on Nasdaq for the 30-trading day period ending two business days prior to the date on which the applicable Deferred Consideration Shares were otherwise issuable (“Cash in Lieu Amount”). If the Company elects to pay the Cash in Lieu Amount, 50% of the Cash in Lieu Amount will be paid on the three-month anniversary of the date on which the applicable Deferred Consideration Shares were otherwise issuable, with the remaining 50% of the Cash in Lieu Amount payable on the 6 month anniversary of the date on which the applicable Deferred Consideration Shares were otherwise issuable. The shares of the Company’s common stock were valued at $17.1 million at the date of acquisition. The deferred consideration paid and payable in connection with the Sunder acquisition was accounted for on the Company’s balance sheet as of September 28, 2025, as (i) $5.7 million within Additional paid-in capital, (ii) $5.7 million within Accrued expenses and other current liabilities, and (iii) $5.7 million within Other long-term liabilities.

The total consideration is summarized as follows (in thousands):

Consideration
Cash	$20,689
Seller note	20,000
Equity 3.3 million shares of the Company’s common stock	5,700
Contingent consideration arrangement – up to 6.6 million shares of the Company’s common stock	11,400
Fair value of total consideration transferred	$57,789

The fair values of assets acquired and liabilities assumed were based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period. Due to the timing of the acquisition at the end of the September 28, 2025 quarterly period, the purchase price accounting remains open for the components of working capital, identification and valuation of intangibles and allocation of goodwill to reportable segments. The Company has elected the practical expedient within ASC 805-20-30-27 through 805-20-30-30 to recognize and measure contract liabilities in accordance with ASC 606 – Revenue from Contracts with Customers as if it had originated the acquired contract. Thus, the amount of any contract liabilities immediately prior to the acquisition will be the comparable amounts recognized in the determination of assets acquired and liabilities assumed by the Company.

The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Net assets acquired:
Accounts receivable	$257
Prepaid expenses and other current assets	387
Property and equipment	241
Operating lease right-of-use assets	313
Other noncurrent assets	552
Intangibles	25,922
Contract liabilities	(11,073)
Accounts payable	(184)
Accrued expenses and other current liabilities	(1,322)
Operating lease liabilities	(215)
Fair value of net tangible assets acquired	14,878
Goodwill recognized	42,911
Consideration transferred	$57,789

As of the date of acquisition the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Amount
Customer related intangible	1 year	$9,279
Trademark - Sunder	5 years	2,427
Developed technology - Sunder	5 years	14,216
Balance at end of period		$25,922

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future. The goodwill is tax deductible.

The Sunder acquisition contributed $4.3 million in revenue and $0.3 million of income before income taxes for the period from the acquisition date to September 28, 2025.

Unaudited pro forma financial information

The following presents the unaudited pro forma consolidated financial information of the Company for the periods presented, as if the SunPower Acquisition and Sunder had been acquired as of January 1, 2024.

The unaudited pro forma combined financial information does not give effect to any cost savings, operating synergies or revenue synergies that may result from the acquisition of SunPower Acquisition or Sunder. The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands).

	Thirty-Nine Weeks Ended
	September 28,	September 29,
	2025	2024
Pro forma revenue	$276,353	$319,639
Pro forma net loss from continuing operations	(45,402)	(364,510)

(4) Business Combination

SunPower Acquisition

On September 30, 2024, the Company completed the acquisition of certain assets and assumption of certain liabilities of SunPower Corporation and its subsidiary debtors for an aggregate cash consideration paid of $54.5 million, net of $1.0 million of cash acquired. SunPower Corporation was a solar technology and energy services provider that offered fully integrated solar, storage, and home energy solutions to customers in the United States through an array of hardware, software, and “Smart Energy” solutions. The financial results of the SunPower Acquisition have been included in the Company’s consolidated financial statements since the date of Acquisition. This transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations.

Transaction costs incurred in connection with the close of the acquisition totaled $7.2 million and were expensed by the Company and are included in general and administrative expenses within the consolidated statements of operations and comprehensive loss for the fiscal year ended December 29, 2024.

The fair values of assets acquired and liabilities assumed were based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period. Due to the complexities of acquiring assets out of bankruptcy the purchase price accounting remains open for certain assets acquired and liabilities assumed. The primary areas that remain preliminary relate to the cash consideration for the transaction for balances remaining in escrow, fair value of intangible assets and goodwill. The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Net assets acquired:
Cash	$1,000
Accounts receivable	11,999
Contract assets	4,615
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net assets acquired	36,024
Consideration transferred	$54,500
Goodwill recognized	$18,476

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future and has been allocated to the Company’s Residential Solar Installation and New Homes Business reporting units. The goodwill is tax deductible.

The income approach, using the relief from royalty method, was used to value the trademarks, and the cost approach was used for developed technology. Significant assumptions included in the valuation of trademarks include projected revenues, the selected royalty rate, discount rate, and the economic life of the underlying asset. Significant assumptions included in the valuation of the acquired technology include the estimated costs to reconstruct the asset (inclusive of a third-party profit margin) as well as the value of the opportunity cost of foregone returns over the period that the Company has estimated to recreate the asset.

Contract assets and liabilities were measured at fair value using the cost approach which approximates the carrying value at date of acquisition.

The SunPower Acquisition contributed $83.8 million and $6.5 million in revenue and income before income taxes, respectively for the period from the acquisition date to fiscal year ended December 29, 2024.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information represents the consolidated financial statements of the Company for the periods presented, as if the acquisition occurred on January 1, 2023.

The unaudited pro forma combined financial information does not give effect to any cost savings, operating synergies or revenue synergies that may result from the Acquisition. The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands).

	Unaudited
	Fiscal Year Ended
	December 29,	December 31,
	2024	2023

Pro forma revenue	$381,860	$697,651
Pro forma net loss from continuing operations	(283,122)	(320,589)